Stock-Based Compensation (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Stock-based compensation expense (benefit), including discontinued operations, was as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Stock appreciation rights (a)	$15	$(18)
Performance share awards (b)	4	(3)
Market stock units (c)	5	3
Other stock-based awards (d)	4	—
Total Stock-Based Compensation Expense (Benefit)	$28	$(18)

________________

(a)
We paid cash of $20 million and $4 million to settle 0.3 million and 0.2 million SARs that were exercised during the three months ended March 31, 2015 and 2014, respectively. We had $55 million and $60 million recorded in accrued liabilities associated with our SARs awards at March 31, 2015 and December 31, 2014, respectively.

(b)
We granted 0.1 million market condition performance share awards at a weighted average grant date fair value of $117.96 per share under the amended and restated 2011 Long-Term Incentive Plan (“2011 Plan”) during the three months ended March 31, 2015.

(c)	We granted 0.4 million market stock units at a weighted average grant date fair value of $114.57 per unit under the 2011 Plan during the three months ended March 31, 2015.

(d)	We have aggregated expenses for certain award types as they are not considered significant.

The income tax effect recognized in the income statement for stock-based compensation was a benefit of $11 million and an expense of $7 million for the three months ended March 31, 2015 and 2014, respectively. The reduction in current taxes payable recognized from tax deductions resulting from exercises and vestings under all of our stock-based compensation arrangements totaled $54 million and $3 million for the three months ended March 31, 2015 and 2014, respectively.

STOCK-BASED COMPENSATION

Stock-Based Compensation Plans

We issue stock-based awards as described below to employees under the 2011 Long-Term Incentive Plan (“2011 Plan”). We also have outstanding awards under our 2006 Long-Term Incentive Plan (“2006 Plan”), Amended and Restated Executive Long-Term Incentive Plan and Non-Employee Director Stock Plan. Tesoro had 3,383,998 shares available for future grants under our plans at December 31, 2014, assuming a 200% payout of performance-based awards. Usually, when stock options are exercised or when restricted common stock is granted, we issue new shares rather than issuing treasury shares. Our plans are described below.

•
The 2011 Plan permits the grant of options, SARs, restricted common stock, restricted stock units, and incentive bonuses (which may be paid in cash, stock, or a combination thereof), any of which may be performance-based. The 2011 Plan became effective in May 2011 and no awards may be granted under the 2011 Plan on or after February 2021. Stock options may be granted at exercise prices not less than the fair market value on the date the options are granted.

•
The 2006 Plan permits the grant of options, restricted common stock, deferred stock units, performance stock awards, other stock-based awards and cash-based awards. The 2006 Plan became effective in May 2006. Stock options may be granted at exercise prices not less than the fair market value on the date the options are granted. Options granted become exercisable after one year in 33% annual increments and expire ten years from the date of grant. No further awards may be granted under this plan.

•
The Amended and Restated Executive Long-Term Incentive Plan, which expired in May 2006, allowed grants in a variety of forms, including restricted stock, nonqualified stock options, SARs, performance share and performance unit awards.

•
The 1995 Non-Employee Director Stock Option Plan provided for the grant of nonqualified stock options over the life of the plan to eligible non-employee directors of Tesoro. These automatic, non-discretionary stock options were granted at an exercise price equal to the fair market value per share of Tesoro’s common stock at the date of grant. The term of each option is ten years, and an option becomes exercisable six months after it is granted. The plan expired in February 2010 and no further options may be granted under this plan.

TLGP maintains a unit-based compensation plan for officers and directors of TLGP and its affiliates. The TLLP 2011 Long-Term Incentive Plan (“TLLP Plan”) permits the grant of options, restricted units, phantom units, unit appreciation rights, distribution equivalent rights, unit awards, and other unit-based awards. Awards granted during 2014 under the TLLP Plan will be settled with TLLP units. Compensation expense for these awards was not material to our consolidated financial statements for the years ended December 31, 2014, 2013, or 2012.

Stock-based compensation expense, including amounts related to discontinued operations, included in our statements of consolidated operations was as follows (in millions):

	2014	2013	2012
Stock appreciation rights	$15	$35	$61
Performance share awards	17	20	13
Market stock units	17	17	13
Restricted common stock	3	2	6
Stock options	—	—	2
Other	3	6	10
Total Stock-Based Compensation Expense	$55	$80	$105

We have aggregated expenses for certain award types as they are not considered significant. The income tax effect recognized in the income statement for stock-based compensation was a benefit of $24 million, $29 million, and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The reduction in current taxes payable recognized from tax deductions resulting from exercises and vestings under all of our stock-based compensation arrangements totaled $46 million, $42 million and $30 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Stock Appreciation Rights

A SAR entitles an employee to receive cash in an amount equal to the excess of the fair market value of one share of common stock on the date of exercise over the grant price of the SAR. Our SARs become exercisable after three years and expire seven years from the date of grant. The fair value of each SAR is estimated at the end of each reporting period using the Black-Scholes option-pricing model. We did not grant SARs to our employees during the years ended December 31, 2014, 2013 or 2012. We paid cash of $31 million, $37 million and $38 million to settle SARs exercised during 2014, 2013 and 2012 respectively. We had $60 million and $76 million recorded in other current liabilities associated with our SARs awards in our consolidated balance sheets at December 31, 2014 and 2013, respectively.

A summary of our SAR activity for the year ended December 31, 2014, is set forth below (shares in thousands):

	Number of SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at January 1, 2014	2,196	$24.53	1.5 years
Exercised	(955)	$28.09
Forfeited	(152)	$47.82
Outstanding at December 31, 2014	1,089	$18.16	1.2 years
Vested or expected to vest at December 31, 2014	1,089	$18.16	1.2 years
Exercisable at December 31, 2014	1,089	$18.16	1.2 years

The expected life of SARs granted is based on historical data and represents the period of time that the awards are expected to be outstanding. Expected volatilities are based on the historical volatility of our stock. We use historical data to estimate SAR exercises and employee termination within the valuation model. Expected dividend yield is based on historical dividends paid. The risk-free rate of the award is based on the U.S. Treasury yield curve in effect at the date of valuation. The weighted-average assumptions used to value our SARs as of December 31, 2014, 2013 and 2012, are presented below:

	2014	2013	2012
Expected life from date of grant (years)	7	7	7
Expected volatility	58%	61%	57%
Expected dividend yield	1%	2%	1%
Risk-free interest rate	0.3%	0.2%	0.2%

Performance Share Awards

Performance Conditions. We granted performance condition performance share awards under the 2011 Plan in February 2014. A performance share award represents the right to receive shares of Tesoro common stock at the end of a three-year performance period depending on the Company’s achievement of pre-established performance measures. The performance share awards can range from 0% to 200% of the number of original shares granted. The value of the award ultimately paid will be based on return on capital employed, which is measured against the performance peer group over the performance period. The fair value of performance share awards tied to performance measures is estimated using the market price of our common stock on the grant date. The estimated fair value of these performance share awards is amortized over a three-year vesting period using the straight-line method.

Market Conditions. We granted market condition performance share awards under the 2011 Plan in February 2014. A market condition award represents the right to receive shares of Tesoro common stock at the end of a three-year performance period depending on the Company’s achievement of pre-established market conditions. The market condition awards can range from 0% to 200% of the number of original shares granted. The value of the award ultimately paid will be based on relative total shareholder return, which is measured against the performance peer group and the S&P 500 Index over the performance period. The fair value of certain performance share awards is estimated using a Monte Carlo simulation model at the end of each reporting period with changes to fair value recorded as expense (benefit) in the period of change. The estimated fair value for other performance share awards is estimated using a Monte Carlo simulation model as of the grant date and the related expense is amortized over a three-year vesting period using the straight-line method.

Expected volatilities are based on the historical volatility over the most recent three-year period. Expected dividend yield is based on annualized dividends at the date of valuation. The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of valuation. The assumptions used in the Monte Carlo simulation used to value our market condition performance share awards as of December 31, 2014, 2013 and 2012 are presented below:

	2014	2013	2012
Expected volatility	44%	45%	45%
Expected dividend yield	—%	1%	1%
Risk-free interest rate	0.5%	0.7%	0.4%

Total unrecognized compensation cost related to all non-vested performance share awards totaled $9 million as of December 31, 2014, which is expected to be recognized over a weighted average period of 1.7 years. The estimated weighted average payout percentage for these awards was approximately 114% as of December 31, 2014. The weighted-average grant-date fair value per share of performance share awards granted during 2014, 2013 and 2012 was $54.42, $53.81 and $30.98, respectively. A summary of our performance share award activity, assuming a 100% payout, is set forth below (shares in thousands):

	Number of Shares	Weighted-Average Grant-Date Fair Value	Intrinsic Value (In millions)
Nonvested at January 1, 2014	805	$36.70	$47
Granted	383	$54.42
Vested	(444)	$42.39
Forfeited	(129)	$40.55
Nonvested at December 31, 2014	615	$42.82	$46

Market Stock Units

We granted market stock units under the 2011 Plan in February 2014. These market stock units represent the right to receive a target number of shares that will vest at the end of a three-year performance period. The number of shares ultimately issued will be based on Tesoro’s stock price changes over the performance period. The market stock units’ potential payout can range from 50% to 200% of the targeted award value, unless the average closing stock price at vesting has decreased more than 50% from the average closing stock price at the grant date, then no market stock units will be paid out. The fair value of each market stock unit is estimated on the grant date using a Monte Carlo simulation model. The estimated fair value of these market stock units is amortized over a three-year vesting period using the straight-line method. The estimated weighted average payout percentage for these awards was 172% as of December 31, 2014. Total unrecognized compensation cost related to non-vested market stock units totaled $14 million as of December 31, 2014, which is expected to be recognized over a weighted average period of 1.4 years. The weighted-average grant-date fair value per share of market stock units granted during 2014, 2013 and 2012 was $57.60, $66.11 and $33.93, respectively. A summary of our market stock unit award activity, assuming a 100% payout, is set forth below (units in thousands):

	Number of Units	Weighted-Average Grant-Date Fair Value	Intrinsic Value (In millions)
Nonvested at January 1, 2014	1,391	$44.03	$81
Granted	823	$57.60
Vested	(706)	$44.35
Forfeited	(177)	$47.13
Nonvested at December 31, 2014	1,331	$51.84	$99

Expected volatilities are based on the historical volatility of our stock. We use historical data to estimate employee termination within the valuation model. Expected dividend yield is based on annualized dividends at the date of grant. The risk-free rate for periods within the performance period is based on the U.S. Treasury yield curve in effect at the time of grant. Tesoro’s weighted-average assumptions used to measure units granted during 2014, 2013 and 2012 are presented below:

	2014	2013	2012
Expected volatility	44%	45%	51%
Expected dividend yield	2%	1%	—%
Risk-free interest rate	0.7%	0.4%	0.3%

Restricted Common Stock

The fair value of each restricted share on the grant date is equal to the market price of our common stock on that date. The estimated fair value of our restricted common stock is amortized over the vesting period primarily using the straight-line method. These awards primarily vest in annual increments ratably over three years. The total fair value of restricted shares vested in 2014, 2013 and 2012 was $2 million, $18 million and $14 million, respectively. The weighted-average grant-date fair value per share of restricted common stock granted during 2014, 2013 and 2012 was $61.76, $53.15 and $30.78, respectively. Unrecognized compensation cost related to our non-vested restricted common stock totaled $5 million as of December 31, 2014. This cost is expected to be recognized over a weighted-average period of 2.3 years. The fair value of non-vested restricted common stock, as of December 31, 2014, totaled $9 million.

A summary of our restricted common stock activity is set forth below (shares in thousands):

	Number of Restricted Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2014	98	$35.88
Granted	74	$61.76
Vested	(27)	$44.30
Forfeited	(17)	$21.94
Nonvested at December 31, 2014	128	$51.04

Stock Options

Under the terms of our stock option plans, the exercise price of options granted is equal to the market price of our common stock on the date of grant. The fair value of each option is estimated on the grant date using the Black-Scholes option-pricing model. The estimated fair value of these stock options is amortized over the vesting period using the straight-line method. There were no options granted to our employees during 2014, 2013 or 2012.

Our options primarily become exercisable after one year in 33% annual increments and expire ten years from the date of grant. The total intrinsic value for options exercised during 2014, 2013 and 2012 was $25 million, $48 million and $28 million, respectively. There were no non-vested stock options as of December 31, 2014. The reduction in current taxes payable from tax deductions associated with stock options exercised during 2014 totaled $9 million.

A summary of stock option activity for all plans is set forth below (options in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (In millions)
Outstanding at January 1, 2014	1,410	$28.97	3.4 years	$42
Exercised	(696)	$26.98
Forfeited or expired	(10)	$20.99
Outstanding at December 31, 2014	704	$31.05	3.1 years	$30
Vested or expected to vest at December 31, 2014	704	$31.05	3.1 years	$30
Exercisable at December 31, 2014	704	$31.05	3.1 years	$30